INCOME TAXES (Narrative) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Tax Disclosure [Abstract]
Income Tax Expense (Benefit)	$ 1,956,000	$ 1,063,000	$ 2,015,000
Decrease in deferred tax asset	300,000
Uncertain tax positions	$ 0	$ 0	$ 0